EMPLOYEE AND DIRECTOR BENEFITS, Employment Contracts and Supplemental Executive Retirement Plan (SERP Plan) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2019	Aug. 31, 2018 Officer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Employment Contracts [Abstract]
Term of employment contracts			2 years
SERP [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Accrued liabilities			$ 2,291	$ 2,230
Expenses recorded			$ 193	$ 153
SERP [Member] | 2007 Plan [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Vesting period			10 years
SERP [Member] | 2014 Plan [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Vesting period			5 years
SERP [Member] | August 2018 Agreement [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Vesting period			5 years
Number of officers with whom the Bank's Board of Directors entered into agreements | Officer		3
Retirement age			65 years
SERP [Member] | August 2018 Agreement [Member] | CEO [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Contribution vesting percentage			80.00%
SERP [Member] | August 2018 Agreement [Member] | CEO [Member] | Maximum [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Annual unfunded contributions as percentage of base salary		32.00%
SERP [Member] | August 2018 Agreement [Member] | CEO [Member] | Subsequent Event [Member]
Supplemental Executive Retirement Plan (SERP Plan) [Abstract]
Contribution vesting percentage	100.00%